FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rates on an original principal amount of $500 million (December 31, 2019: $500 million) are swapped to fixed rate.

Our interest rate swap contracts as at June 30, 2020 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.74%
	500,000

Forward freight agreements ("FFA")
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through what we consider reputable clearing houses. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of June 30, 2020 and December 31, 2019, we had FFA options structured as zero cost collars equivalent to two Capesize vessels in 2020 with an average ceiling of $30,500 per day and a floor of $15,250 per day. In addition, we have sold two FFA call options for 2020 for a total of 720 days at an average of $21,000 per day. Further, as of June 30, 2020, we had long positions through FFA of net 505 days for remainder of 2020, net long 240 days and net long 180 days with maturity in 2021 and 2022, respectively. As of December 31, 2019, we had long positions through FFA of net 695 days, net 120 days and net 120 days with maturity in 2020, 2021 and 2022, respectively.

Bunker derivatives

We enter into cargo contracts from time to time. We are then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the bunker contracts but this risk is considered remote as the counterparties are usually what we consider well established banks or other well-known institutions in the market.

As of June 30, 2020 and December 31, 2019, we had outstanding bunker swap agreements for about 26.6 thousand metric tonnes and 4.2 thousand metric tonnes, respectively.

Foreign currency risk

The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. We are then exposed to currency fluctuations and we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts but this risk is considered remote as the counterparties are what we consider well established banks.

As of June 30, 2020, we had contracts to swap USD to NOK for a notional amount of $3.5 million in addition to contracts to swap USD to EUR for a notional of $0.7 million. As of December 31, 2019, we had contracts to swap USD to NOK for a notional amount of $2.6 million in addition to contracts to swap USD to EUR for a notional of $6.1 million.

The fair value and changes in fair value of our derivative instruments are further disclosed in "Note 17, Derivative Instruments Payable and Receivable".

Fair values

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.
The carrying value and estimated fair value of our financial instruments at June 30, 2020 and December 31, 2019 are as follows:

		2020	2020	2019	2019
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	70,335	70,335	153,060	153,060
Restricted cash	1	33,747	33,747	10,184	10,184
Marketable securities	1	3,329	3,329	13,861	13,861
Related party shareholder loans	2	6,303	6,303	10,700	10,700
Derivative assets	2	1,227	1,227	3,876	3,876
Liabilities
Long term debt - floating	2	1,094,755	1,094,755	1,122,148	1,122,148
Derivative liabilities	2	36,208	36,208	10,455	10,455

In the six months ended June 30, 2020 and 2019, respectively, there have been no transfers between different levels in the fair value hierarchy.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash - the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.
•Shareholder loans - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on an annual basis.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis

During the six months ended June 30, 2020, our right of use assets were impaired and accordingly were measured at fair value on a nonrecurring basis. The fair value was based on level three inputs. As at March 31, 2020, at the time when impairment tests were performed, operating lease right of use assets were measured at a combined fair value of $119.3 million and finance lease right of use assets were measured at a combined fair value of $25.0 million. The fair value of right of use assets is derived on an asset by asset basis by estimating the future undiscounted cash flows from the right of use assets earned over the remaining lease term of our operating and finance leases.

In calculating discounted cash flows, we must make significant assumptions related to charter rates, additional earnings due to scrubber installations, ship operating expenses, utilization and drydocking requirements. All of these assumptions are significant unobservable inputs based on historical trends as well as future expectations. Specifically, in estimating future charter rates, management takes into consideration rates currently in effect for existing time charters and estimated daily time charter equivalent rates for each vessel class for the number of days over the remaining lease term. The estimated daily time charter equivalent rates used are based on a combination of (i) forward freight market rates and (ii) an estimate of implied charter rates based on the broker values received from third party brokers. The implied rate is a calculated rate for each vessel based on the charter rate the vessel would need to achieve, given our estimated future operating costs and discount factors that once discounted would equate to the average broker values. Benefits from scrubber installations are calculated based on expected bunker fuel cost savings and estimated consumption per year. We then use the resultant undiscounted cash flows in our model. Recognizing that the transportation of dry bulk cargoes is cyclical and subject to significant volatility based on factors beyond our control, management believes the use of estimates based on the combination of internally forecasted rates and calculated average rates as of the reporting date to be reasonable. Estimated outflows for operating expenses and drydocking requirements are based on historical and budgeted costs and are adjusted for assumed inflation. Finally, utilization is based on historical levels achieved.
At March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year

The weighted average was calculated by weighting the data based on fair value of vessels.

Assets Measured at Fair Value on a Recurring Basis

Marketable securities are equity securities in a company listed on a U.S. stock exchange and for which the fair value as at the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB and DnB ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.